SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Favorable gas gathering contract
Finite-Lived Intangible Assets [Line Items]
Useful lives	18 years 8 months 12 days	18 years 8 months 12 days
Favorable gas gathering contract | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Favorable gas gathering contract | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	25 years
Favorable gas gathering contract | DFW Midstream | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Favorable gas gathering contract | DFW Midstream | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives	28 years 6 months 0 days	28 years 3 months 18 days
Rights-of-way | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Rights-of-way | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	30 years
Gathering systems
Finite-Lived Intangible Assets [Line Items]
Useful lives	30 years